GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Compugen Ltd. (the "Company") and its subsidiaries is a leading therapeutic product discovery company focused on therapeutic proteins and monoclonal antibodies to address important unmet needs in the fields of immunology and oncology, either for us or our partners. Unlike traditional high throughput trial and error experimental based drug candidate discovery, the Company's discovery efforts are based on systematic and continuously improving in silico (by computer) product candidate prediction and selection followed by experimental validation, with selected product candidates being advanced in our Pipeline Program to the pre-IND stage. The Company's in silico predictive models utilize a broad and continuously growing infrastructure of proprietary scientific understandings and predictive platforms, algorithms, machine learning systems and other computational biology capabilities. The Company's business model primarily involves collaborations covering the further development and commercialization of in house-discovered product candidates and various forms of research and discovery agreements, in both cases providing us with potential milestone payments and royalties on product sales or other forms of revenue sharing.

The Company's headquarters and research facilities are located in Israel.

b.
In 1997, the Company established a wholly-owned U.S. subsidiary, Compugen USA, Inc. and in 2008, a wholly-owned UK subsidiary, Compugen UK Ltd. During 2010, the UK subsidiary had been dissolved. As of December 31, 2011, the U.S. subsidiary had no significant operations.

c.
Following a shelf registration filed in September 2009, the Company signed in November 2009 an agreement with an underwriter, to issue and sell Ordinary shares under an At The Market offering ("ATM") with gross proceeds of up to $ 20,000. During November and December 2009, the Company raised approximately $ 19,100, net of issuance expenses from the issuance of 4,071,700 of its Ordinary shares.

Following a second shelf registration filed in January 2011, the Company signed in August 2011 agreement with an underwriter, to issue and sell Ordinary shares under an ATM with gross proceeds of up to $ 40,000 (see Note 17).

d.
On December 29, 2010, the Company entered into a research and discovery funding arrangement with an investor. Under the funding arrangement, the Company received $ 5,000 in support of its Pipeline Program (see Notes 8 and 12).

On December 20, 2011, the Company entered into a second research and discovery funding arrangement with an investor. According to the arrangement, the Company will receive a total of $ 8,000 in support of certain research and development activities. As of December 31, 2011, the Company received $ 2,000 with respect to the agreement (see Note 12).